Summary of Significant Accounting Policies (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of presentation
Basis of presentation
The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission regarding financial reporting that are consistent with those used in the preparation of the Company’s audited consolidated financial statements for the year ended December 31, 2021. Accordingly, these unaudited interim condensed consolidated financial statements do not include all of the information and footnotes required by U.S. GAAP for annual financial statements.
The unaudited interim condensed financial statements have been prepared on the same basis as the audited consolidated financial statements for the year ended December 31, 2021 and, in the opinion of management, reflect all normal recurring adjustments, necessary to present a fair statement of the results for the interim periods presented. Results of the operations for the six months ended June 30, 2022 are not necessarily indicative of the results expected for the full fiscal year or for any future annual or interim period. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s consolidated financial statements for the year ended December 31, 2021.

The unaudited interim condensed consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances between the Company and its subsidiaries are eliminated upon consolidation.

Convenience translation
Convenience translation
Translations of amounts from RMB into US$ for the convenience of the reader have been calculated at the exchange rate of RMB 6.6981 per US$
1.00
on June 30, 2022, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate or at any other rate.

Use of estimates
Use of estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires the use of estimates and assumptions that affected the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Areas where management uses subjective judgment include, but are not limited to, allowance for credit losses, inventory provision, standalone selling prices of performance obligations, the useful lives and impairment of long-lived assets, breakage income and incremental borrowing rates for lease liabilities. Management bases its estimates on historical experience and on assumptions that it believes are reasonable. Actual results could differ materially from those estimates.

Accounts receivable, contract assets and allowance for credit losses
Accounts receivable, contract assets and allowance for credit losses

The Group records the allowance for credit losses as an offset to accounts receivable and contract assets, with estimated credit losses charged to “General and administrative expenses” in the condensed consolidated statements of comprehensive loss. The Group assesses credit loss by reviewing accounts receivable and contract assets on a collective basis where similar characteristics exist, primarily based on similar business segments, service or product offerings and on an individual basis when the Group identifies specific customers with known disputes or collectability issues. The Group applies a migration roll rate method that considers historical collectability based on past due status, the age of the accounts receivable and contract asset balances, credit quality of the Group’s customers based on ongoing credit evaluations, current economic conditions, reasonable and supportable forecasts of future economic conditions and other factors that may affect the Group’s ability to collect from customers. The Group writes off accounts receivable and contract assets are deemed uncollectible when after all collection efforts have ceased.

Contract liabilities
Contract liabilities

The Group records a contract liability, which is presented as “deferred revenue” on the consolidated balance sheets when a customer pays consideration before the Group provides products or services.
Deferred revenue increased RMB20,222 (US$3,019) compared to the year ended December 31, 2021 is a result of the increase in consideration received from the Group’s customers. The Group receives payments from customers based on a billing schedule as established in contracts. Revenue recognized that was included in deferred revenue balance at the beginning of the period was RMB18,845 and RMB14,101
(US$2,105) for the six months ended June 30, 2021 and 2022, respectively.
The transaction prices allocated to the remaining performance obligations (unsatisfied or partially satisfied) as of December 31, 2021 and June 30, 2022 were RMB199,354 and RMB 356,887(US$53,282), respectively. RMB203,955 (US$30,450) of transaction prices allocated to the remaining performance obligations which are expected to be recognized as revenue after one year are related to pharma research and development services. All the other amounts of transaction prices allocated to the remaining performance obligations are expected to be recognized as revenue within one year. The amounts disclosed above do not include variable consideration which is constrained.